Subsequent Events	3 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

(15)         Subsequent Events

On April 13, 2011, the Company’s joint venture with IPCC purchased a portfolio of sixteen net leased properties from an unaffiliated third party for approximately $46,900.  Simultaneously with the closing, the joint venture obtained secured financing on this portfolio in the amount of $24,700.  The Company funded the remaining purchase price on behalf of the joint venture, using cash on hand and a draw on its line of credit.  IPCC will be syndicating the properties in two separate offerings.

On April 18, 2011, the Company paid a cash distribution of $0.0475 per share on the outstanding shares of its common stock to stockholders of record at the close of business on March 31, 2011.

On April 18, 2011, the Company announced that it had declared a cash distribution of $0.0475 per share on the outstanding shares of its common stock.  This distribution is payable on May 17, 2011 to the stockholders of record at the close of business on May 2, 2011.